SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.46%	1.54%	1.77%
Expected life of options in years | yr	4.06	4.45	4.40
Expected volatility	132.47%	132.75%	135.71%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	12.00%	0.00%	12.00%
Weighted average fair value of options granted during the year | $ / shares	$ .30	$ .31	$ .32